Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Selling, General and Administrative Expenses
Schedule of components of selling, general and administrative expenses

	Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Personnel expenses	$88,669
Travel expenses	7,765
Professional services	9,266
Office expenses	15,947
Other expenses	62,288	(a)

	$183,935

(a)	Includes allocated corporate costs from AerCap. See Note 9—Related Party Transactions.